Exhibit 99.3

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	3158528360	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528361	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528780	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528789	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Property Type- Lender Exception for Excessive Acreage due to the property being over 40 acres prior to consummation. Deemed Non Material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXXX.	Comp Factors - Credit Score XXX, Residual $XXXX, Reserves $XXXX/XXXX mos	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3158528792	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528756	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Per regulation, creditors using electronic delivery methods, such as email, must also comply with 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	3158528826	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Loan Estimate/Missing-

There is no evidence of a complete Loan Estimate provided in the loan file. As a result testing for timing and tolerance could not be completed. CFPB Title 12, Part 1026.19

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. If the closing date on the CD is after the actual closing date, the borrower must be issued a PCCD with the correct information. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The referenced documentation was not received.Please provide for review. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is incomplete/missing.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

The loan file is missing the final CD. An asset analysis could not be completed. Final borrower cash to close, total closing costs, and seller credit could not be confirmed. The CD in the file indicates a $XXXX EMD however the addendum to the purchase contract indicates it may be an additional loan, complete documentation was not provided. The purchase and sales contract also indicates a $XXXX seller credit which is not indicated on the CD provided. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXXX or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) FNMA UCDP with score of 1.9 provided and meets requirements. (Resolved)		3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
XXXX	3158528843	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $100. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of $XXXX, which is less than the system calculated Finance Charge of $XXXX. The Finance Charge on the final CD is understated by $XXXX, which is more than the allowable tolerance of $100. The following fees were included in the Finance Charge calculation: Points $XXXX, Flood Certification $XXXX, ID Verification $XXXX, Prepaid Interest $XXXX, Processing $XXXX, Project Processing $XXXX, Title - Recording Service $XXXX, Title - Settlement/Closing $XXXX and Tax Service $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD, copy of the refund and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	3158528786	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Appraisal fee. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Although valid reasons for the increase to the Appraisal fee and addition of the Project Processing fee, they were not disclosed within 3 days of the change. The only LE provided in the loan file was issued on LE XX/XX/XXXX. If additional LE's were issued with changes please provide for review. a cos to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Program Parameters - Loan Amount- Lender Exception for the subject loan amount of $XXXX not meeting minimum program requirements prior to consummation. Deemed Non Material based on compensating factors. (Open) Program Parameters - Other- Lender Exception for property type vesting as a LLC prior to consummation. Deemed Non Material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXX.	Comp Factors - Credit Score XXX, Residual $XXXX, Reserves $XXXX/XXXX mos Comp Factors - Credit Score XXX, Residual $XXXX, Reserves $XXXX/XXXX mos	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	3158528363	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528753	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Loan Amount- The loan file contains a lender exception completed prior to consummation. The loan amount of $XXXX is below the minimum loan amount of $XXXX for the county and state the subject property is located in. Compensating factors deem this as non-material. (Open) Title Commitment - Other- The loan file contains a lender exception completed prior to consummation allowing vesting in a blind irrevocable trust and the borrowers are not the trustee but trustor. Compensating factors deemed as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.	Compensating Factors: Low LTV of XXXX%- FICO Score XXX- Sufficient reserves XXXX months. Compensating Factors: FICO score XXX- Low LTV XXXX%- Sufficient reserves XXXX months.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3158528744	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The final loan application reflected a monthly payment of $XXXX and outstanding balance of $XXXX and shows description of the account as "for additional vacant lot adjacent to the subject property located at XXXX". It is unknown if this account is a mortgage on the vacant lot. Documentation to support the terms and conditions of this account were not provided as required. Additional conditions may apply Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A Clear Capital AVM dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	3158528773	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit Report - Minimum Trade Lines- Lender's Exception - The borrowers do not meet the minimum trade line requirements to meet Lender's guidelines. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating factors - $XXXX residual income per month, XXXX months reserves, XXX mid score	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3158528847	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Appraisal Final Inspection. A cost to cure in the amount of $XXXX is required of which $XXXX was reimbursed at closing. A remaining cure of $XXXX is still required.. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Appraisal completed on XX/XX/XXXX is subject to indicating the lender knew at this time a final inspection would be required and was not disclosed to he borrower until XX/XX/XXXX. A cost to cue in the amount of $XXXX remains. (Upheld)

								(Open) Credit Report - Minimum Trade Lines- Lender Exception provided for Thin Tradelines, prior to consummation. Non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.	Compensating Factors: $XXXX Residual Income, XXX FICO and XXXX% LTV	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	3158528838	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the change occurred on XX/XX/XXXX and consumer was not provided the disclosure within 3 days of the change, the addition to the following fee was not accepted as valid: Final Inspection (XX/XX/XXXX). A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Mortgage Commitment issued on XX/XX/XXXX discloses a final Inspection as part of a approval requirements and was disclosed until the CD on XX/XX/XXXX, this is not within 3 days of knowledge of the need for a final inspection. A cost to cure in the amount of $XXXX remains. (Upheld)

(Open) Program Parameters - Loan Amount-

Lender Exception for the loan amount of $XXXX not meeting minimum guideline requirements prior to consummation. Deemed Non Material based on compensating factors.

(Open) Credit Report - Minimum Trade Lines-

Lender Exception for the borrower not meeting minimum tradeline requirements prior to consummation. Deemed Non Material based on compensating factors.

(Open) Program Parameters - Property Type-

Lender Exception for the subject property containing an ADU requiring a local government variance prior to consummation. Deemed Non Material based on compensating factors.

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX that did not have a CU score available, and a FNMA UCDP dated XX/XX/XXXX with a score of XXX. A CDA dated XX/XX/XXXX was provided that supported the value.	Comp Factors - Credit Score XXX, Residual Income $XXXX, Reserves $XXXX/XXXX mos Comp Factors - Credit Score XXX, Residual Income $XXXX, Reserves $XXXX/XXXX mos Comp Factors - Credit Score XXX, Residual Income $XXXX, Reserves $XXXX/XXXX mos	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	3158528777	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit - Other- Lender Exception provided for Credit History - XXXxXXX due to Rent checks were not cashed by Owner in review of traditional credit (XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX), prior to consummation. Non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating Factors: $XXXX Residual Income, XXX FICO and XXXX% LTV	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3158528771	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXXX with a score of XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	3158528746	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. LCA score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528767	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528764	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained an AVM dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528788	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Lender Exception provided for policy on how to obtain the foreign report, Borrower provided the Australian report, prior to consummation. Non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating Factors: $XXXX Residual Income, XXX FICO and XXXX% LTV	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3158528380	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The Final 1008 and the Final AUS dated XX/XX/XXXX, indicated a $XXXX debt payment with NW was included in the debt ratio; however, the loan file did not contain any documentation confirming the debt as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	3158528757	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	3158528831	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The names of the individual(s) were not listed, and the notary did not acknowledge the execution of the Security Instrument by providing a date of occurrence.

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. There is a notary signature on the Security Agreement however the notary did not list a date of occurrence or who appeared before them. Since it is part of the mortgage as page 7 of 7 and there is a signature and notary stamp, the mortgage is considered incomplete. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The information provided is not sufficient to cure the finding. The document does not disclose the date it was notarized. There is a notary signature on the Cooperative Loan Security Agreement/Security Instrument, however, the notary did not list a date of occurrence or who appeared before them. Since it is part of the Cooperative Loan Security Agreement/Security Instrument as page 7 of 7 and there is a signature and notary stamp, the document is considered incomplete. (Upheld)

								(Open) Assets - Other- Lender Exception for the use of Gift Funds from friends and not relatives prior to consummation. Deemed Non-Material based on compensating Factors. (Open) Program Parameters - Loan Amount- Lender Exception for the Loan Amount of $XXXX being below minimum loan amount guidelines prior to consummation. Deemed Non Material based on compensating factors. (Open) Program Parameters - Property Type- Lender Exception for the subject property being a Cooperative project that is not FNMA approved prior to consummation. Deemed Non Material based on compensating factors.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. The loan file contained both a FNMA UCDP and a FHLMC UCDP dated XX/XX/XXXX that had invalid scores, and the loan file did not contain a CDA. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	Comp Factors - Credit Score XXX, DTI XXXX%, Residual Income $XXXX Comp Factors - Credit Score XXX, DTI XXXX%, Residual Income $XXXX Comp Factors - Credit Score XXX, DTI XXXX%, Residual Income $XXXX	3	2	2	2	3	1	3	1	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A
XXXX	3158528382	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	3158528372	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. Total assets in the amount of $XXXX were required to be verified (cash to close $XXXX, earnest money $XXXX, and reserves $XXXX). Assets in the amount of $XXXX were verified in the loan file. Therefore, there was a shortage of verified assets in the amount of $XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Please provide copies of the individual closing fund wires reflected on the PCCD. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
There is not sufficient detail that the withdrawals are wires to the Title Company. A copy of each wire is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
There is no source for the $XXXX wire on XX/XX/XXXX. The shortage still exists without the wire source. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Upon further review by Senior Management, proof of wire for the additional XXXX provided and reflects account it came from and to whom it was sent to (XXXX Title Company). (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	3158528844	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DTI - Exceeds Guidelines- The loan file contains a lender exception for the DTI of XXXX% at origination. Compensating factors deem this as non-material. (Open) Income - Miscalculated/DTI Exceeds Tolerance- The the loan contains a lender exception for income calculation at origination (use only XXXX-month XXXX average to qualify). Compensating factors deem this as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.	Compensating Factors - XXX FICO, XXXX months reserves, $XXXX monthly disposable income. Compensating Factors - XXX FICO, XXXX months reserves, $XXXX monthly disposable income.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3158528845	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved) (Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal/Property Valuation Fee. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DTI - Exceeds Guidelines- Lender Exception in file for DTI over allowed XXXX%. Deemed non-material based on compensating factors. (Upheld)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Comp factors - XXX score. $XXXX per month residual income. $XXXX in reserves.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	3158528833	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A